S000057702 [Member] Investment Strategy - Franklin ClearBridge Enhanced Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will pursue an enhanced equity income strategy by (1) investing primarily in dividend-paying equity securities and (2) “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon U.S. large capitalization equity indices (such as the S&P 500® Index). ClearBridge Investments, LLC (“ClearBridge”) provides the day‑to‑day portfolio management of the equity portion of the fund’s portfolio and Franklin Managed Options Strategies, LLC (“Franklin MOST”) provides the day‑to‑day portfolio management of the options overlay portion of the fund’s portfolio. In the equity portion of the fund’s portfolio, the fund invests primarily in common stocks. Equity securities in which the fund may invest also include securities of real estate investment trusts (“REITs”). The fund may invest in equity securities of foreign issuers, either directly or through depositary receipts. The fund may invest in companies of any size but focuses on large cap companies. In the options overlay portion of the fund’s portfolio, Franklin MOST expects that, under normal circumstances, it will seek to sell call options with a reference index value (i.e., the cumulative investment exposure of the options) less than, or equal to, 100% of the value of the fund’s equity holdings. As the seller of the call options, the fund will receive cash (the “premium”) from the purchaser. At each index option expiration, if the value of the reference index exceeds the fixed price of the option (the “exercise price”), the fund is required to pay the purchaser a cash amount equal to that difference. The premium, the exercise price and the market price of the reference index determine the gain or loss realized by the fund as the seller of the call option. The call options the fund will sell will be uncovered, meaning the fund does not directly own the securities underlying the reference index upon which the call options are based. The call options sold by the fund may include FLexible EXchange Options (“FLEX Options”) as well as more traditional exchange-traded options. FLEX Options are customized options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. It is generally expected that the call options the fund will sell to generate premiums will, under normal market conditions, have expirations of approximately five weeks or less.
Under normal market conditions, the fund seeks to distribute monthly payments at a relatively stable level throughout each calendar year (with larger distributions in the months of July and December) to enable shareholders to estimate the distributions they will receive from the fund. The targeted, cumulative annual payout rate is between approximately 6% and 8% per share based on the last net asset value of the fund of the prior calendar year in which the distribution is being made (e.g., for distributions made in 2025, the targeted annual payout rate will be based on the fund’s net asset value on December 31, 2024). Such distributions based on the targeted annual payout rate made throughout the year may be comprised of dividend income, appreciation of equity investments, option profits and a return of capital. Each year, the subadvisers will undertake to determine if an adjustment should be made to the targeted annual payout rate. It is possible to lose money by investing in the fund notwithstanding the targeted annual payout rate. There can be no assurance or guarantee that the fund will provide a relatively stable level of distributions at any time or over any period of time. An investment in the fund could lose money over short, intermediate, or even long periods of time.
In managing the equity portion of the fund’s portfolio, ClearBridge utilizes a fundamental, bottom‑up research approach that emphasizes company analysis, management and stock selection. ClearBridge’s proprietary research and analysis generally incorporates information and data obtained from a variety of third-party research providers as supplementary to ClearBridge’s own proprietary research and analysis. ClearBridge has the right to change the third-party service providers that support this process at any time. ClearBridge uses fundamental analysis to identify companies with strong balance sheets, dominant market positions and reasonable valuations. The portfolio managers focus on companies that they believe to be of high quality and that:
•	Pay an attractive dividend; and/or
•	Have the potential to significantly grow their dividends
In managing the options overlay portion of the fund’s portfolio, Franklin MOST seeks to generate additional cash flow through any profits realized from selling the call options. The options overlay strategy will consist of selling‑to‑open call options (i.e., writing a call option to open an option position) and buying‑to‑close such call options (i.e., closing out the open option position prior to the expiration of the written option) based upon U.S. large capitalization equity indices (such as the S&P 500® Index). Equity securities in the equity portion of the fund’s portfolio may be required to be sold to raise cash in order to satisfy option obligations. Franklin MOST monitors the value of short call options and seeks to buy‑to‑close short call options when Franklin MOST determines that the risk reward characteristics are no longer favorable (e.g., to seek to minimize potential losses if Franklin MOST determines, based on a risk-based analysis, that the value of the reference index is likely to exceed the exercise price at the time of the option expiry).
During periods in which the U.S. equity markets are flat, declining or modestly rising it is expected that the portfolio may outperform a similar portfolio that did not engage in a call selling strategy because of the premiums received from writing call options. However, in rising markets (where the aggregate appreciation of the reference index over the option exercise price exceeds the income from premiums) it is expected the portfolio could significantly underperform a similar portfolio that did not engage in a call selling strategy.